Income Tax (Expense) Recovery	9 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income Tax (Expense) Recovery
Income Tax (Expense) Recovery
The components of the provision for income tax (expense) recovery are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	$	$	$	$
Current	(3,410)	(41)	(9,355)	(8,753)
Deferred	(1,811)	174	(2,412)	6,387
Income tax (expense) recovery	(5,221)	133	(11,767)	(2,366)

The following reflects the changes in the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from January 1, 2017 to September 30, 2017:

$
Balance of unrecognized tax benefits as at January 1, 2017	19,492
Increase for positions taken in prior years	1,045
Increase for positions related to the current period	4,874
Decrease related to statute of limitations	(663)
Decrease due to deconsolidation of Teekay Offshore (note 3)	(1,503)
Balance of unrecognized tax benefits as at September 30, 2017	23,245

The majority of the net increase for positions for the nine months ended September 30, 2017 relates to potential tax on freight income.
The Company does not presently anticipate such unrecognized tax benefits will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected.